Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures of impairment of investments and assets [line items]
Investments	$ (30.8)	$ 62.3	$ (9.6)
Property, plant and equipment	(11.6)	(11.7)	(0.2)
Impairment, net of reversal of impairment of investments and assets	$ (42.4)	50.6	(9.8)
Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary	60.00%
Other
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	$ (11.6)	(11.7)	(0.2)
Capitalised exploration costs
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(10.0)	0.0	0.0
Drilling costs | Damang
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	0.0	(9.8)	0.0
Redundant assets in Peru
Disclosures of impairment of investments and assets [line items]
Property, plant and equipment	(1.6)	(1.9)	(0.2)
Far Southeast Gold Resources Incorporated (FSE)
Disclosures of impairment of investments and assets [line items]
Investments	$ (30.8)	$ 62.3	$ (9.6)
Far Southeast Gold Resources Incorporated (FSE) | Lepanto Consolidated Mining Company
Disclosures of impairment of investments and assets [line items]
Interest in subsidiary	60.00%